Acquisition of subsidiary and deposits paid for acquisition of subsidiaries (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Mar. 15, 2016	Apr. 28, 2017	Dec. 31, 2016	Dec. 27, 2016	Dec. 31, 2015	Dec. 28, 2015	Dec. 31, 2016	May 10, 2017	Mar. 07, 2016	Dec. 22, 2015
Business Acquisition [Line Items]
Shares issued for acquisition	1,162,305	1,500,000
Cash						$ 52,000	$ 11,000
Goodwill			$ 36,504				36,504
Stock Issued During Period, Value, Acquisitions		$ 32,600					4,080
Boca International Limited [Member]
Business Acquisition [Line Items]
Maximum percentage of new shares company offered as consideration for acquisition					19.90%
Fair value of shares issued									$ 3.51
Cash					$ 52,000
Goodwill						$ 36,504
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			1				1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			332				332
Sola Green Technologies Limited [Member]
Business Acquisition [Line Items]
Cash					$ 34,000
Total purchase price agreed to in the form of cash or ordinary shares										$ 40,000
Century Skyway Limited [Member]
Business Acquisition [Line Items]
Cash			32,600	$ 35,000
Total purchase price agreed to in the form of cash or ordinary shares			$ 32,000				$ 32,000
Goodwill				$ 20,224
Century Skyway Limited [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Fair value of shares issued								$ 1.55